Securities - Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale, Amortized Cost
Under 1 year	$ 6,000
One to five years	38,500
Over ten years	135,897
Totals	180,397	$ 123,333
Available-for-sale, Fair Value
Under 1 year	5,995
One to five years	38,065
Over ten years	144,725
Totals	$ 188,785	$ 123,991